Debt issued measured at amortized cost (Narrative) (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Issued Held At Amortized Cost [Line Items]
Hedge accounting impact on carrying amount	$ (0.4)	$ (1.0)